UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811 09147
Eaton Vance Massachusetts Municipal Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482 8260

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Eaton Vance Massachusetts Municipal Income Trust	as of February 28, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.5%

Principal Amount (000’s omitted)	Security	Value

Education — 28.4%
$500	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$515,725
2,000	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	2,192,560
500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	525,015
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	617,592
500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.25%, 7/1/31	526,800
1,000	Massachusetts Development Finance Agency, (Suffolk University), 5.85%, 7/1/29	1,032,300
400	Massachusetts Development Finance Agency, (Western New England College), 6.125%, 12/1/32	421,840
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,577,010
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	1,035,060
1,000	Massachusetts HEFA, (Boston College), 5.125%, 6/1/33	1,042,010
1,500	Massachusetts HEFA, (Massachusetts Institute of Technology), 4.75%, 1/1/28 (1)	1,519,650
500	Massachusetts IFA, (Babson College), 5.25%, 10/1/27	517,475
400	Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28	411,284
		11,934,321

Electric Utilities — 2.5%
1,000	Massachusetts IFA, (Devens Electric System), 6.00%, 12/1/30	1,066,420
		1,066,420

Escrowed / Prerefunded — 4.3%
$1,000	Massachusetts HEFA, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	$1,161,410
1,450	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 0.00%, 7/1/20	636,347
		1,797,757

General Obligations — 0.7%
250	Massachusetts, 5.25%, 8/1/28	277,932
		277,932
Health Care - Miscellaneous — 2.8%
510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	497,311
700	Massachusetts HEFA, (Learning Center for Deaf Children), 6.125%, 7/1/29	686,742
		1,184,053

Hospital — 17.6%
1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	1,094,200
1,000	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/33	1,064,170
400	Massachusetts HEFA, (Berkshire Health System), 6.25%, 10/1/31	420,712
175	Massachusetts HEFA, (Central New England Health Systems), 6.30%, 8/1/18	175,122
1,100	Massachusetts HEFA, (Covenant Health), 6.00%, 7/1/31	1,171,489
1,375	Massachusetts HEFA, (Partners Healthcare System), 5.25%, 7/1/29	1,425,407
2,000	Massachusetts HEFA, (South Shore Hospital), 5.75%, 7/1/29	2,077,060
		7,428,160

Industrial Development Revenue — 1.7%
695	Massachusetts IFA, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	726,317
		726,317

Insured-Education — 17.9%
$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39 (2)	$1,166,560
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	1,117,370
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,693,424
850	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 8.11%, 10/1/27 (3) (4)	937,516
1,000	Massachusetts HEFA, (Northeastern University), (MBIA), 5.00%, 10/1/29	1,031,380
500	Massachusetts HEFA, (UMass-Worcester Campus), (FGIC), 5.25%, 10/1/31	531,830
1,000	Massachusetts IFA, (Merrimack College), (MBIA), 5.00%, 7/1/27	1,037,750
		7,515,830

Insured-Electric Utilities — 1.9%
750	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29	809,018
		809,018

Insured-General Obligations — 7.6%
1,000	Massachusetts, (AMBAC), Variable Rate, 12.295%, 8/1/30 (3) (5)	1,530,020
500	Plymouth, (MBIA), 5.25%, 10/15/20	547,650
900	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27 (3) (5)	1,132,119
		3,209,789

Insured-Miscellaneous — 12.9%
2,000	Boston Convention Center, (AMBAC), 5.00%, 5/1/27	2,077,400
2,750	Massachusetts Development Finance Agency, (WGBH), (AMBAC), 5.75%, 1/1/42	3,337,978
		5,415,378

Insured-Special Tax Revenue — 10.1%
1,500	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	1,556,445
2,500	Massachusetts State Special Obligation - Convention Center, (FGIC), 5.25%, 1/1/29	2,683,475
		4,239,920

Insured-Transportation — 11.2%
$1,020	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/29	$311,324
2,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.25%, 1/1/29	2,107,820
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 11.774%, 1/1/37 (3) (5)	1,159,169
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 11.774%, 7/1/28 (3) (5)	1,132,820
		4,711,133

Nursing Home — 3.7%
500	Boston, IDA (Alzheimers Center), (FHA), 6.00%, 2/1/37	534,305
455	Massachusetts Development Finance Agency, (Odd Fellows Home of Massachusetts), 6.25%, 1/1/15	426,358
600	Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29	601,380
		1,562,043

Senior Living / Life Care — 3.5%
1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	1,456,350
		1,456,350

Special Tax Revenue — 6.2%
1,000	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.00%, 7/1/28 (6)	1,087,700
1,350	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.25%, 7/1/30	1,516,374
		2,604,074

Transportation — 6.0%
1,350	Massachusetts Bay Transportation Authority, Variable Rate, 7.86%, 3/1/27 (3) (4)	1,502,834
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,037,670
		2,540,504

Water and Sewer — 12.5%
2,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	2,072,040
2,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,136,680
965	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	1,039,170
		5,247,890

Total Tax-Exempt Investments — 151.5% (identified cost $59,036,112)	$63,726,889

Other Assets, Less Liabilities — (0.4)%	(154,466)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.1)%	(21,504,945)
Net Assets Applicable to Common Shares — 100.0%	42,067,478

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at February 28, 2005, 40.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 15.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover when-issued securities.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2005, the aggregate value of the securities is $7,394,478 or 17.6% of the Trust’s net assets.

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(6)	When-issued security.

A summary of financial instruments at February 28, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/05	150 U.S. Treasury Bond	Short	$(16,963,426)	$(16,851,563)	$111,863

At February 28, 2005, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,998,609
Gross unrealized appreciation	$4,829,335
Gross unrealized depreciation	(101,055)
Net unrealized appreciation	$4,728,280

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	April 14, 2005